Roundhill Sports Betting & iGaming ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.9%
Advertising — 0.1%
XLMedia PLC (a)(b)	636,270	$345,571

Entertainment — 85.3% (d)
888 Holdings PLC (b)	1,193,269	2,898,725
Angler Gaming PLC (b)	634,149	595,404
Aspire Global PLC (a)(b)(e)	38,738	448,093
Bally's Corp. (a)	143,003	4,395,912
bet-at-home.com AG (b)(f)	14,991	260,870
Betmakers Technology Group, Ltd. (a)(b)	9,709,466	4,629,978
Betsson AB (a)(b)	1,301,390	7,994,568
BlueBet Holdings, Ltd. (a)(b)	1,022,867	583,771
Caesars Entertainment, Inc. (a)	87,767	6,789,655
Churchill Downs, Inc.	34,144	7,572,456
Codere Online Luxembourg SA (a)(b)	74,566	409,367
DraftKings, Inc. - Class A (a)(f)	460,189	8,959,880
Entain PLC (a)(b)	470,450	10,180,179
Evolution Gaming Group AB (b)(e)	54,043	5,613,991
Flutter Entertainment PLC (a)(b)	71,283	8,334,339
Gaming Realms PLC (a)(b)	426,494	166,779
GAN, Ltd. (a)(b)	975,956	4,704,108
Genius Sports, Ltd. (a)(b)(f)	1,121,683	5,159,742
International Game Technology PLC (b)	177,736	4,386,524
Intralot SA-Integrated Information Systems & Gaming Services (a)(b)	308,345	180,116
Kambi Group PLC (a)(b)	415,519	9,710,930
Kindred Group PLC - SDR (b)	902,599	9,995,087
La Francaise des Jeux SAEM (b)(e)	114,718	4,589,945
LeoVegas AB (b)(e)	672,884	2,736,475
NEOGAMES SA (b)	200,764	3,097,789
OPAP SA (a)(b)	326,284	4,792,101
Penn National Gaming, Inc.	243,936	10,347,765
PointsBet Holdings, Ltd. (a)(b)	2,433,254	6,906,995
Raketech Group Holding PLC (a)(b)	51,993	135,012
Rush Street Interactive, Inc. (a)	893,122	6,492,997
Scientific Games Corp. (a)	80,629	4,736,954
Sportradar Holding AG - Class A (a)(b)(f)	479,811	7,984,055
STS Holding SA (a)(b)	300,591	1,249,755
Tabcorp Holdings, Ltd. (b)	1,959,066	7,855,977
Tokyotokeiba Co., Ltd. (b)	140,800	5,057,780
		169,954,074
Internet — 3.9%
Catena Media PLC (a)(b)(f)	839,607	4,273,983
Gambling.com Group, Ltd. (a)(b)(f)	370,791	3,288,916
Gaming Innovation Group, Inc. (a)	94,448	212,357
		7,775,256
Lodging — 5.0%
Boyd Gaming Corp.	79,485	5,228,523
MGM Resorts International (a)	112,068	4,700,132
		9,928,655
Software — 5.6%
Better Collective AS (a)(b)(f)	101,405	1,843,253
Bragg Gaming Group, Inc. (a)(b)(f)	463,718	3,348,734
Playtech PLC (a)(b)	764,808	5,961,374
		11,153,361
TOTAL COMMON STOCKS (Cost $301,501,934)		199,156,917

SHORT-TERM INVESTMENTS — 0.1%
Money Market Fund — 0.1%
First American Government Obligations Fund, Class X, 0.19% (c)	163,819	163,819
TOTAL SHORT-TERM INVESTMENTS (Cost $163,819)		163,819

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 6.2%
First American Government Obligations Fund, Class X, 0.19% (c)	12,369,113	12,369,113
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $12,369,113)		12,369,113

TOTAL INVESTMENTS (Cost $314,034,866) — 106.2%		211,689,849
Other assets and liabilities, net — (6.2)%		(12,425,614)
NET ASSETS — 100.0%		$199,264,235

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
SDR	Special Drawing Rights
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All or a portion of this security is on loan as of March 31, 2022. The market value of securities out on loan is $11,495,794.

	COUNTRY	Percentage of Net Assets
	United States	29.8%
	Malta	12.6%
	Australia	10.0%
	Sweden	8.2%
	Isle of Man	8.1%
	Ireland	4.2%
	Switzerland	4.0%
	Guernsey	2.6%
	Japan	2.5%
	Greece	2.5%
	Bermuda	2.4%
	France	2.3%
	United Kingdom	2.3%
	Jersey	1.8%
	Luxembourg	1.8%
	Canada	1.7%
	Gibraltar	1.5%
	Denmark	0.9%
	Poland	0.6%
	Germany	0.1%
	Total Country	99.9%
	SHORT-TERM INVESTMENTS	0.1%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	6.2%
	TOTAL INVESTMENTS	106.2%
	Other assets and liabilities, net	-6.2%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$199,156,917	$-	$-	$199,156,917
Money Market Fund	163,819	-	-	163,819
Money Market Fund	12,369,113	-	-	12,369,113
Total Investments - Assets	$211,689,849	$-	$-	$211,689,849

* See the Schedule of Investments for industry classifications.